Cover	Mar. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-37673
Entity Registrant Name	WORKHORSE GROUP INC.
Entity Central Index Key	0001425287
Entity Tax Identification Number	26-1394771
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3600 Park 42 Drive
Entity Address, Address Line Two	Suite 160E
Entity Address, City or Town	Sharonville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45241
City Area Code	888
Local Phone Number	646-5205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	WKHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false